Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitments for future periods
	As at December 31,
Thousands of euros	2017	2016	2015
Within one year	593	474	590
In the second to fifth year	692	926	1,351
After five years	—	—	—

Total	1,285	1,401	1,941